Trade and Other Receivables (Schedule of Trade and Other Receivables) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2018	Dec. 31, 2017
Current Trade Receivables
Open accounts	[1]	₪ 423	₪ 475
Checks and credit cards receivables	[1]	141	173
Accrued income	[1]	122	109
Current maturity of long-term receivables	[1]	466	523
Current Trade Receivables	[1]	1,152	1,280
Other Receivables
Prepaid expenses		66	76
Others		18	13
Other receivables		84	89
Trade and other receivables		1,236	1,369
Non-current
Trade receivables	[1]	370	412
Rights of use of communications lines		342	337
Deposits and other receivables		22	30
Loan to a customer		114	107
Other		4	9
Trade and other receivables		852	895
Trade receivables		₪ 2,088	₪ 2,264

[1]	Net of allowance for doubtful debts.